CONSOLIDATED STATEMENTS OF INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF INCOME
NET SALES	R$ 78,345,081	R$ 43,814,661	R$ 39,644,010
Cost of sales	(57,527,721)	(37,884,102)	(35,440,726)
GROSS PROFIT	20,817,360	5,930,559	4,203,284
Selling expenses	(715,830)	(512,950)	(476,339)
General and administrative expenses	(1,390,121)	(1,017,435)	(954,117)
Other operating income	979,760	1,763,684	636,847
Other operating expenses	(460,029)	(645,985)	(187,647)
Eletrobras compulsory loan recovery	1,391,280	0	0
Results in operations with subsidiary and joint ventures	(162,913)	0	0
Impairment of financial assets	357	(64,132)	(21,044)
Impairment of non-financial assets	0	(411,925)	0
Equity in earnings of unconsolidated companies	563,158	152,569	(17,050)
INCOME BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	21,023,022	5,194,385	3,183,934
Financial income	249,024	194,092	223,213
Financial expenses	(1,433,087)	(1,448,461)	(1,469,754)
Bonds repurchase expenses	(264,687)	(239,273)	0
Tax credits monetary update	788,741	0	0
Exchange variations, net	(108,373)	(204,291)	(247,555)
Gains and losses on derivative financial instruments, net	17,928	(774)	(15,118)
INCOME BEFORE TAXES	20,272,568	3,495,678	1,674,720
Current	(4,306,223)	(908,051)	(240,400)
Deferred	(407,407)	(199,573)	(217,433)
Income and social contribution taxes	(4,713,630)	(1,107,624)	(457,833)
NET INCOME	15,558,938	2,388,054	1,216,887
ATTRIBUTABLE TO:
Owners of the parent	15,494,111	2,365,763	1,203,736
Non-controlling interests	64,827	22,291	13,151
NET INCOME	R$ 15,558,938	R$ 2,388,054	R$ 1,216,887
EARNINGS PER SHARE
Basic earnings per share - preferred and common - (R$)	R$ 9.09	R$ 1.39	R$ 0.71
Diluted earnings per share - preferred and common - (R$)	R$ 9.04	R$ 1.38	R$ 0.70